Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 16K. Cybersecurity

Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program aimed at protecting the confidentiality, integrity, and availability of our critical systems and information. Our cybersecurity risk management program is based on threat assessment, maturity assessment and technical reviews, and is addressed to continually improve the cybersecurity incident response plan, risk mitigation and business continuity plan.

We design and assess our program based on internationally recognized cybersecurity standards, specifically ISO27001:2022.

Our cybersecurity risk management program is integrated into our Information Security Management System (ISMS). It includes cybersecurity risk management, which is aligned with the business objectives and risk assessments of other company areas such as the legal department, human resources, among others.

Our cybersecurity risk management program includes:

•
risk assessments designed to help identify material cybersecurity risks to our critical systems, information, products, services, and our broader IT environment;
•
a security team primarily responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
•
cybersecurity awareness training for our employees during the onboarding process, as well as the recurrent sending of awareness alerts/pills on topics relevant to the security of Wallbox; and
•
cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents;

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. We face risks from cybersecurity threats that, if realized, are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. See Part I, Item 3 “Key Information — Risk Factors — Risks Related to Our Business — Computer malware, viruses, ransomware, hacking, phishing attacks, and other network disruptions could result in security and privacy breaches, loss of proprietary information and interruption in service, which would harm our business.”

Risk Management (ERM) framework.

We have integrated cybersecurity processes into our overall risk management approach in the following ways:

1.
Governance & Oversight
2.
Risk Assessment & Monitoring
3.
Incident Response & Mitigation
4.
Compliance & Regulatory Alignment

Engagement of Third Parties and Oversight of Cybersecurity Risks in Third-Party Service Providers

At Wallbox, we recognize the critical role that third-party assessments and oversight play in maintaining a strong cybersecurity posture. Our approach to engaging external expertise and managing cybersecurity risks from third-party service providers includes the following:

1.
Engagement of Third-Party Assessors, Consultants, and Auditors
2.
Processes to Identify and Manage Cybersecurity Risks from Third-Party Service Providers

Cybersecurity Risk Management Responsibilities and Oversight.

At Wallbox, cybersecurity risk management is a shared responsibility across multiple leadership roles and governance bodies, ensuring effective assessment, mitigation, and response to cybersecurity threats.

1. Management Positions and Committees Responsible for Cybersecurity Risk Assessment and Management

Wallbox has a dedicated governance structure for cybersecurity risk management, including:

•
Board of Directors (Cybersecurity Oversight)
•
Chief Information Officer (CIO)
•
Information Security Manager
•
Risk & Compliance Committee

2. Processes for Cybersecurity Risk Monitoring, Prevention, Detection, Mitigation, and Remediation

•
Cybersecurity Risk Reporting
•
Incident Response & Monitoring
•
Security Awareness & Training
•
Continuous Improvement & Compliance

Our Business Continuity Plan basis includes:

•
Risk Mitigation and Continuity Strategies:
We have identified critical business functions and systems that require protection and swift recovery. Our continuity strategies ensure minimal operational downtime and quick restoration of services following an incident.
•
Recovery Procedures:
The BCP outlines clear procedures for system and data restoration, including recovery time objectives (RTOs) and recovery point objectives (RPOs) for key services. This ensures that our organization can recover effectively while maintaining data integrity and service continuity.
•
Regular Testing and Updates:
To remain resilient, our BCP is subject to regular testing through drills and simulations. These tests help us verify the effectiveness of our recovery procedures and update the plan to reflect changes in our infrastructure, emerging threats, and evolving business needs.

Cybersecurity Governance

Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee the oversight of cybersecurity and other information technology risks. The Audit Committee oversees the management's implementation of our cybersecurity risk management program.

Management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Our cybersecurity risk management program is integrated into our Information Security Management System (ISMS). It includes cybersecurity risk management, which is aligned with the business objectives and risk assessments of other company areas such as the legal department, human resources, among others.

We have integrated cybersecurity processes into our overall risk management approach in the following ways:

1.
Governance & Oversight
2.
Risk Assessment & Monitoring
3.
Incident Response & Mitigation
4.
Compliance & Regulatory Alignment

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Board considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee the oversight of cybersecurity and other information technology risks. The Audit Committee oversees the management's implementation of our cybersecurity risk management program.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Management updates the Audit Committee, as necessary, regarding any material cybersecurity incidents, as well as any incidents with lesser impact potential.
Cybersecurity Risk Role of Management [Text Block]

Cybersecurity Risk Management Responsibilities and Oversight.

At Wallbox, cybersecurity risk management is a shared responsibility across multiple leadership roles and governance bodies, ensuring effective assessment, mitigation, and response to cybersecurity threats.

1. Management Positions and Committees Responsible for Cybersecurity Risk Assessment and Management

Wallbox has a dedicated governance structure for cybersecurity risk management, including:

•
Board of Directors (Cybersecurity Oversight)
•
Chief Information Officer (CIO)
•
Information Security Manager
•
Risk & Compliance Committee

2. Processes for Cybersecurity Risk Monitoring, Prevention, Detection, Mitigation, and Remediation

•
Cybersecurity Risk Reporting
•
Incident Response & Monitoring
•
Security Awareness & Training
•
Continuous Improvement & Compliance

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

Wallbox has a dedicated governance structure for cybersecurity risk management, including:

•
Board of Directors (Cybersecurity Oversight)
•
Chief Information Officer (CIO)
•
Information Security Manager
•
Risk & Compliance Committee

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

2. Processes for Cybersecurity Risk Monitoring, Prevention, Detection, Mitigation, and Remediation

•
Cybersecurity Risk Reporting
•
Incident Response & Monitoring
•
Security Awareness & Training
•
Continuous Improvement & Compliance